Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information

Note 4: Segment Information

The Company is organized as five reportable segments, reflecting how its products and services are managed and offered to target customers as described below.

In the fourth quarter of 2025, the Company changed the names of its Tax & Accounting Professionals segment to Tax, Audit & Accounting Professionals and its Reuters News segment to Reuters to reflect the broader scope of the activities in each of the respective segments. These name changes did not change the segment's composition or the measurement of the segment's results as previously or currently reported.

Legal Professionals

Serves law firms and governments with research and workflow products powered by AI-enabled technology, focusing on intuitive legal research and integrated legal workflow solutions that combine content, tools and analytics.

Corporates

Serves corporations, ranging from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven products, powered by AI-enabled technology and integrated compliance workflow solutions to help them achieve their business outcomes.

Tax, Audit & Accounting Professionals

Serves tax, audit and accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products powered by AI-enabled technology.

Reuters

Supplies business, financial and global news and data to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial firms exclusively via LSEG products.

Global Print

Provides legal and tax information primarily in print format to customers around the world and provides commercial printing services to a wide range of book publishers.

Information by segment and reconciliations to the consolidated income statement are set forth below:

(millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenues	2,868	2,922	1,987	1,844	1,302	1,165	853	832	490	519	(24)	(24)	7,476	7,258
Staff costs(1)	(874)	(936)	(733)	(678)	(359)	(327)	(468)	(439)	(156)	(171)	-	-	(2,590)	(2,551)
Goods and services(1)	(499)	(539)	(414)	(396)	(298)	(267)	(177)	(166)	(115)	(125)	24	24	(1,479)	(1,469)
Other expenses	(139)	(146)	(124)	(105)	(42)	(44)	(34)	(33)	(34)	(35)	-	-	(373)	(363)
Fair value adjustments on acquired deferred revenue	-	1	-	6	20	-	-	2	-	-	-	-	20	9
Reportable segments adjusted EBITDA	1,356	1,302	716	671	623	527	174	196	185	188	-	-	3,054	2,884
Corporate costs													(118)	(105)
Remove fair value adjustments on acquired deferred revenue													(20)	(9)
Fair value adjustments (see note 5)													(18)	17
Depreciation													(111)	(113)
Amortization of software													(721)	(618)
Amortization of other identifiable intangible assets													(98)	(91)
Other operating gains, net													164	144
Operating profit													2,132	2,109
Net interest expense													(143)	(125)
Other finance (costs) income													(55)	45
Share of post-tax (losses) earnings in equity method investments													(28)	40
Tax (expense) benefit													(423)	123
Earnings from continuing operations													1,483	2,192

(1)
Refer to note 5 for components of staff costs and definition of goods and services.

Reuters revenues included $24 million in 2025 and 2024, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segments.

In accordance with IFRS 8, Operating Segments, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. The profitability measure is defined below and may not be comparable to similar measures of other companies.

Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax earnings or losses in equity method investments, other operating gains or losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue. See note 30.
•
The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology-related services, commercial operations, marketing costs, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment. Corporate costs, which include expenses for certain centrally managed functions such as finance, legal, human resources and the executive office are not allocated to the segments.

Revenues by Classes of Similar Products and Services

The following table presents revenues by classes of similar products and services:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Electronic, software & services	6,986	6,739
Global Print	490	519
Total	7,476	7,258

Non-current Assets by Geography

The following table presents non-current assets by geography:

Geographic Information(1)	Non-Current Assets(2)
	December 31,
(millions of U.S. dollars)	2025	2024
U.S.	7,255	7,190
Canada	1,023	1,014
Other	188	177
Americas	8,466	8,381
Switzerland	2,610	2,074
U.K.	1,500	1,431
Other	662	639
EMEA	4,772	4,144
Asia Pacific	101	104
Total	13,339	12,629

(1)
Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.
(2)
Non-current assets are primarily comprised of property and equipment, software, other identifiable intangible assets, goodwill and investments in equity method investees.